Concessions payable - Summary of judicial deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 22,119	R$ 141,509
Rumo Malha Paulista [member]
Disclosure of judicial deposits [line items]
Judicial deposits		119,806
Rumo Malha Oeste [member]
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 22,119	R$ 21,703